Financial Instruments - Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	₺ 10,252	₺ 11,720
Provision for impairment recognized during the year	1,289	2,005
Inflation adjustment	(4,195)	(3,473)
Closing balance	7,346	10,252
Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	1,047,463	1,402,442
Provision for impairment recognized during the year	610,599	923,701
Amounts collected	(232,462)	(402,315)
Receivables written off during the year as uncollectible	(397,132)	(603,608)
Effect of changes in exchange rates	47,430	102,855
Inflation adjustment	(413,864)	(375,612)
Closing balance	662,034	1,047,463
Other assets from financial services
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	151,282	345,476
Provision for impairment recognized during the year	103,094	133,977
Amounts collected	(68,647)	(112,522)
Receivables transferred with receivables transfer contract	(36,985)	(146,945)
Inflation adjustment	(58,827)	(68,704)
Closing balance	₺ 89,917	₺ 151,282